Exhibit 99.1

INDEPENDENT ACCOUNTANT’S REPORT

ON APPLYING AGREED-UPON PROCEDURES

Roger Stattel

Senior Vice President and Director of Finance

Capital Automotive LLC

8270 Greensboro Drive, Suite 950

McLean, VA 22102

We have performed the procedures enumerated below, which were agreed to by Capital Automotive LLC (“CARS”), CARS-DB4, L.P., CARS-DB5, L.P., CARS-DB6, L.P., CARS-DB7 L.L.C., CARS-DB8 L.L.C., CARS-DB10, L.P.,CARS-DB11 L.L.C., CARS CNI-2 L.P. (together the “Issuers”), Credit Suisse Securities (USA) LLC (“CS”) and Barclays Capital Inc. (“BC”) (collectively, the “Specified Parties”) on the statistical information and other data of the portfolio of assets listed in Exhibit I. The management of CARS is responsible for the statistical information and other data of the portfolio of assets listed in Exhibit I. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

During the course of this engagement, CARS and CS provided us with certain data and items related to the Issuers’ Net-Lease Mortgage Notes, Series 2017-1 as listed below:

•	An electronic data file containing Mortgaged Properties and the associated Leases (the “Final Data Tapes”, which contains all information related to the Mortgaged Properties and the associated Leases (the “Collateral”)) provided by CARS,
•	An electronic data file containing the Lease and Property Schedule (the “Property & Lease Schedule”) provided by CARS, and
•	An electronic date file detailing the differences between the 2017-1 Property & Lease Schedule and the 2014-1 Property Schedule and Lease Schedule (the “Exhibit”)

The procedures and associated findings are as follows:

Sampling Methodology:

With regards to the procedures listed below, we will sample based on a minimum of 95% confidence level of the total population of assets listed in Exhibit I. Applied to the population of the portfolio of 163 assets, our sample size will be a minimum of 115 assets.

I.	Procedures Performed on the Final Data Tapes, Lease Schedule, and Property Schedule

Final Data Tapes

1.	Obtain information on electronic data file (the “Final Data Tapes”) related to the Collateral from CARS on January 31, 2017 (filenames: Master Template – Credit Level Tape 093016, Master Template – Credit Level Tape123115, Master Template – Credit Level Tape123114, date: January 31, 2017 and Master Template – Property Level Tape093016, Master Template – Property Level Tape123115, Master Template – Property Level Tape123114: January 31, 2017 and FINAL-CARS 2017-1 Property_Lease_Tape v10 ).

Obtained without exception

2.	Perform the following procedures on the Collateral Characteristics as shown in the Final Data Tapes, with the corresponding information contained in the collateral file documentation (each a “Collateral File”) and other sources of information such as (i) schedules, worksheets, appraisals, memoranda, or other supporting documentation prepared and provided by CARS; (ii) respective tenant’s Form 10-K, Form 10-Q, Annual Report, website or marketing collateral; and (iii) respective tenant’s audited or unaudited financial information (the “Supporting Information”):

•	Verify that the Total Revenue and Total Gross Profit for the periods noted in the Final Data Tapes agree to the Supporting Information.

All agreed without exception

•	For the periods noted in the Final Data Tapes:

•	Verify that the Net Profit (Loss) Before Income Tax, Depreciation and Amortization, Rent Expense, Owners Comp (100%), Management Fees, Increase/(Decrease) in LIFO Reserve, (Gain)/Loss on Sale of Assets, Other Non-Cash Items, and One-Time Items agrees to audited, reviewed, compiled, or tenant prepared dealership financial statements.

All agreed without exception

•	Recalculate Total Rent Coverage Ratio (“RCR”) Cash Flows as the sum of Net Profit (Loss) Before Income Tax, Depreciation and Amortization, Rent Expense, Owners Comp (100%), Management Fees, Increase/(Decrease) in LIFO Reserve, (Gain)/Loss on Sale of Assets, Other Non-Cash Items, and One-Time Items.

Recalculated without exception

•	Verify that CARS Rent to rent roll schedule as of 10/1/2016 (schedule prepared by CARS detailing annualized monthly rent as of the first day of the next period) agrees for the appropriate period.

All agreed without exception

•	Recalculate Other Rent by deducting CARS Rent from Rent Expense for the appropriate period.

Recalculated without exception

•	Recalculate Total Rent by adding CARS Rent and Other Rent.

Recalculated without exception

•	Recalculate Dealer Group FCCR by dividing the Total RCR Cash Flows by the Total Rent.

Recalculated without exception

Lease Schedule

1.	Verify that the Tenant Name agree to lease documents.

All agreed without exception

2.	Verify that the 2/1/2017 Current Annual Rent/Income agrees to the rent roll schedule (schedule prepared by CARS detailing annualized monthly rent as of the first day of the next period).

All agreed without exception

3.	Verify that the Last Adjustment Date and Lease Start Date agree to lease documents; or recalculate from lease documents.

All agreed without exception

4.	Verify that the Purchase Option, Purchase Option Date, Purchase Option Terms agrees to lease documents, if designated by CARS as applicable.

All agreed without exception

5.	If stated in the lease, verify that the Lease Expiration date agrees to lease documents. Otherwise, recalculate Lease Expiration Date from Lease Start date and lease term, under the method stated in the lease documents.

All agreed without exception

6.	Verify that the Remaining Term agrees to lease documents, or recalculate Lease Term from lease start date and lease expiration date stated in lease documents.

All agreed without exception

7.	Verify that the Remaining Renewal Options; Floating Rate; If Floating, Portion of Current Annual Rent/Income as indicated on the Lease Agreement; 1-mo. LIBOR Threshold When Rent is at Floor; Master; If Master/Properties Included; Original Initial Lease Term; Increase Types; % of CPI; Minimum Increase; Maximum Increase; Last Adjustment Date; Increase Frequency; Next Adjustment Date; Right of First Offer; Right of First Negotiation; Right of First Refusal; Guarantors agree to lease documents.

All agreed without exception

Property Schedule

8.	Verify that the Property Name, Dealer Group, Street Address, City, State, Zip Code and County on the 2017-1 Data Tape agrees to the 2014-1 Data Tape, any variances will be agreed to the Exhibit.

All agreed without exception

9.	For properties on the 2014-1 Data tape, verify that the Brands/Usage agrees to the 2017-1 Data Tape and any variances will be agreed to the Exhibit.

All agreed without exception

10.	For properties added to the 2017-1 Data Tape not presented on the 2014-1 Data tape, verify that the Property Name, Street Address, City, State, Zip Code and County on the 2017-1 Data Tape or Exhibit agree to property appraisals

All agreed without exception

11.	For properties added to the 2017-1 Data Tape not presented on the 2014-1 Data tape, verify that Brands/Usage agrees to the Franchise by Property Query report generated by the MRI system.

12.	Verify that the Metropolitan Statistical Area agree to the U.S. Census Bureau website.

All agreed without exception

13.	Verify that the Building Area (Sq. Ft.) and Land Area (Acreage) on the 2017-1 Data tape agrees to the 2014-1 Tape, Exhibit or Appraisal.

All agreed without exception

14.	Verify that the Final Appraised Value and Land Value on the 2017-1 Data tape agree to property appraisals.

All agreed without exception

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the statistical information and other data of the portfolio of assets listed in Exhibit I. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than those Specified Parties.

/s/ Mazars USA LLP

Mazars USA LLP

New York, NY

March 22, 2017

Exhibit I

ABC-002	ADESA Nashville
ABC-004	ADESA Minneapolis
AAM-003	BMW of South Albany
ASB-001	Coggin Honda of Orlando
ASB-002	David McDavid Collision Center
ASB-003	David McDavid Honda Used Car Supercenter
ASB-004	McDavid Nissan Trucks/Used Car Supercenter
ASB-005	Mercedes-Benz of Fresno
ASB-006	Crown Honda at Southpoint
ASB-007	Nalley Lexus
ASB-008	Coggin Buick-GMC & Collision Center
ASB-009	Coggin Used Car Lot
ASB-012	Nalley Collision Center
ASB-014	Treasure Coast BMW
ASB-016	Nissan of Clovis
ASB-017	Coggin Honda of St. Augustine
ASB-018	Gray Daniels Toyota Nissan
ASB-020	Crown Volvo
ASB-021	Palm Harbor Honda
ASB-022	Courtesy Chrysler, Jeep, Dodge
ATL-001	Herb Gordon Auto Mall
ATL-004	Heritage Hyundai
ATL-005	Honda of Westminster
ATL-006	Heritage Chrysler
ATL-007	Heritage Honda
ATL-008	MotorWorld
ABC-005	ABC Detroit/Toledo
AUF-001	St. Clair Auto Mall
AUF-002	Auffenberg Ford North
AUF-004	Auffenberg Volkswagen
AUF-005	St. Clair Imports
AUF-006	Auffenberg Hyundai
AUF-007	Auffenberg Nissan
PAR-001	Mercedes Benz of Houston—Greenway
ROU-012	Autonation Chrysler Dodge Jeep Ram of Mobile
JEN-001	Billy Bender Chrysler Jeep Dodge
LIT-009	Chrysler Dodge Jeep of Renton
CAR-011	CarMax Merrillville
CAR-012	CarMax Greensboro
CAR-014	CarMax Oaklawn
MOR-001	Dealer’s Auto Auction
CHA-001	Don Chalmers Ford
GRO-009	Emich Chevrolet
FOW-001	Ferrari Maserati of Washington
FER-001	Ferrari of Houston
ORR-001	Orr Acura
ORR-003	Orr Infiniti
ORR-006	Orr Motors North and Orr Motors South

ORR-007	Orr Motors of Searcy, Inc. (Toyota)
ORR-012	Orr BMW
ORR-013	Porsche of Destin
ROU-005	Orr Cadillac
ROU-007	Shreveport Mitsubishi Kia
GRO-001	Round Rock Nissan & Maxwell Buick GMC
GRO-003	Sterling McCall Honda
GRO-010	Clear Lake Lexus
GRO-023	Mike Smith Autoplex
GRO-024	Fort Bend Toyota
GRO-025	BMW of Tulsa
GRO-026	Ira Toyota of Manchester
MOM-007	Momentum/Advantage BMW
GUR-001	Gurley-Leep Audi Mercedes VW Kia
GUR-002	Gurley-Leep GM Hyundai Subaru
GUR-003	Gurley-Leep Honda of Elkhart
GUR-004	Gurley-Leep Nissan
TID-003	Virginia Beach Acura
TID-004	Hall Chrysler Dodge Jeep Ram
TID-011	Hall Nissan Chesapeake
TID-014	Hall Acura Newport News
HOZ-001	Hyundai City
HOZ-002	Sport Hyundai/Dodge
HOZ-003	Chrysler Dodge Jeep City
PNC-001	Pence Nissan Kia Subaru
MAX-001	Jack Maxton Chevrolet, Inc.
ORR-004	Orr Hyundai
DIX-001	Waldorf Chevrolet Cadillac
DIX-002	Waldorf Dodge
RIT-001	Jackson Auto Imports
LIT-006	Lithia CDJ Grants Pass
LIT-008	Lithia Ford Lincoln of Fresno
LIT-011	Lithia Chrysler Dodge of Eugene
LIT-012	Lithia Toyota of Springfield
LYN-002	All American Chrysler Dodge Jeep
SON-095	Future Audi of Calabasas
AVO-001	Avondale Toyota
MCC-001	McCluskey Used Cars & Body Shop
MID-002	Midwestern Luxury
MID-003	Midwestern Ferrari/Maserati
WOL-002	Airport Nissan
PAR-006	Park Place Mercedes-Benz
KEL-010	United BMW of Roswell
UNI-004	Honda of Spring
UNI-005	Central Florida Toyota
UNI-006	Victory Motorcycles
UNI-016	Bill Knight Lincoln Volvo
UNI-017	Toyota of Waterford & Collision Center
UNI-022	Kearny Mesa Rd. Parking Lot
UNI-023	BMW Pre-Owned of San Diego
UNI-032	Audi of Fairfield
UNI-033	Porsche of Fairfield
UNI-038	Wolfchase Toyota
UNI-040	Scottsdale Body Shop
UNI-041	Honda of Tempe
UNI-042	Chandler Auto Mall
GOO-002	Pohanka of Salisbury
GOO-003	Good News Body Shop
GOO-004	Mercedes Benz of Salisbury
GOO-005	Pohanka Honda of Salisbury

GOO-006	Pohanka of Salisbury-Toyota/Scion
GOO-007	Pohanka Mazda-Hyundai of Salisbury
POH-001	Pohanka Hyundai/Nissan
POH-003	Pohanka Acura & Chevy
POH-004	Pohanka Lexus
POH-005	Pohanka Used Cars and Service Center
POH-008	Pohanka Used Cars
HUB-001	Huntersville Honda
RES-001	Woodfield Lexus
ROU-013	Mark Dodge Chrysler Jeep
ROU-018	Kia of Covington
ROU-021	Toy Barn (Former Chevrolet of Dublin)
FAM-001	RSM Honda
JSI-002	JSI Collision Center—CF (JSI #34)
PMT-007	Service King Paint and Body
PMT-003	North Houston Infiniti
PMT-005	North Houston Infiniti Body Shop
SHE-001	Sheehy Ford-Nissan of Springfield
SHE-004	Enterprise Rent-a-Car (Former Mazda of Marlow Heights)
FIR-002	Lexus of Marin
MOM-001	Momentum Jaguar Volvo Mini
MOM-002	Momentum BMW
MOM-004	Momentum Paint & Body
MOM-006	Land Rover of Central Houston
MOM-010	Former Momentum Audi
MOM-012	Clear Lake Volkswagen
SON-006	Infiniti of Charlotte
SON-015	Hatfield Volkswagen
SON-019	Lute Riley Honda
SON-020	Lone Star Ford
SON-032	Global BMW
SON-062	Mini of Fort Myers
SON-063	Former BMW of Fort Myers (vacant but tenanted)
SON-064	Honda/VW of Fort Myers
SON-068	Fort Myers Parking Lot
SON-070	Capitol Chevrolet/ BMW of Montgomery
SON-074	Toyota of Ft. Worth Used Cars
SON-076	Lonestar Chevrolet
SON-080	Crest Cadillac
SON-081	Crest Honda World
SON-088	Massey Cadillac
SON-089	Honda West
SON-096	Toyota of Fort Worth
SON-099	Capitol Chevrolet & Hyundai of Columbia
SON-101	Infiniti of Charlotte Parking Lot
SON-103	Momentum Toyota of Tulsa
SON-105	Lute Riley Honda Body Shop
SON-078	Suburban Cadillac & Hyundai of Lansing
SON-100	BMW/Infiniti of Ann Arbor
SUM-004	Berlin City Chevrolet, Inc.
SUM-005	Berlin City Gorham Automall Overflow & Prep
SUM-006	Berlin City Kia & Fiat
SUM-007	Action Nissan
SUM-008	Groove Ford/Mazda
WOL-001	Toyota of West County